Other Financial Assets - Summary of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables	₩ 4,250,164	₩ 3,494,717
Long-term loans and receivables	4,565,561	4,945,990
Loans for tuition
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	34,290	34,484
Short-term loans and receivables Allowance for doubtful accounts	(5,155)	(5,156)
Short-term loans and receivables Present value discount	(984)	(1,084)
Short-term loans and receivables	28,151	28,244
Long-term loans and receivables Face value	326,941	364,685
Long-term loans and receivables Allowance for doubtful accounts	(983)	(4,888)
Long-term loans and receivables Present value discount	(34,275)	(35,888)
Long-term loans and receivables	291,683	323,909
Loans for housing
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	40,515	43,171
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	40,515	43,171
Long-term loans and receivables Face value	243,651	266,208
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	243,651	266,208
Loans for related parties
Loans And Leases Receivables Disclosure [Line Items]
Long-term loans and receivables Face value	359,519	260,227
Long-term loans and receivables Allowance for doubtful accounts	(24,218)	(61,950)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	335,301	198,277
Other loans
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	26,968	37,506
Short-term loans and receivables Allowance for doubtful accounts	(36)	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	26,932	37,506
Long-term loans and receivables Face value	61,901	10,833
Long-term loans and receivables Allowance for doubtful accounts	(41,606)	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	20,295	10,833
Loans
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	101,773	115,161
Short-term loans and receivables Allowance for doubtful accounts	(5,191)	(5,156)
Short-term loans and receivables Present value discount	(984)	(1,084)
Short-term loans and receivables	95,598	108,921
Long-term loans and receivables Face value	992,012	901,953
Long-term loans and receivables Allowance for doubtful accounts	(66,807)	(66,838)
Long-term loans and receivables Present value discount	(34,275)	(35,888)
Long-term loans and receivables	890,930	799,227
Loans and receivables Face value	1,093,785	1,017,114
Loans and receivables Allowance for doubtful accounts	(71,998)	(71,994)
Loans and receivables Present value discount	(35,259)	(36,972)
Loans and receivables	₩ 986,528	₩ 908,148